SHARE-BASED COMPENSATION - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE-BASED COMPENSATION
Number of options, Outstanding, Beginning Period	22,226,338	26,106,599	11,365,268
Number of options, Granted	1,010,000	3,840,000	19,175,500	0
Number of options, Forfeited	(2,537,466)	(4,709,197)	(1,778,500)
Number of options, Exercised	(956,256)	(3,011,064)	(2,655,669)
Number of options, Outstanding, Ending Period	19,742,616	22,226,338	26,106,599	11,365,268
Number of options, Exercisable	10,650,023
Number of options, Expected to vest	8,212,534
Weighted average exercise price, Outstanding, Beginning Period	$ 0.80	$ 0.74
Weighted average exercise price, Granted	1.10	1.10	$ 0.86	$ 0.44
Weighted average exercise price, Forfeited	0.98	0.81	0.60
Weighted average exercise price, Exercised	0.44	0.43	0.48
Weighted average exercise price, Outstanding, Ending Period	0.81	$ 0.80	$ 0.74
Weighted average exercise price, Exercisable	0.63
Weighted average exercise price, Expected to vest	$ 1.01
Weighted-average remaining contractual life (years), Outstanding	6 years 5 months 26 days	7 years 4 months 28 days	8 years 29 days	7 years 7 months 2 days
Weighted-average remaining contractual life (years), Exercisable	5 years 6 months 14 days
Weighted-average remaining contractual life (years), Expected to vest	7 years 7 months 2 days
Aggregate intrinsic value, Outstanding	$ 22,974	$ 26,813	$ 30,299	$ 17,737
Aggregate intrinsic value, Exercisable	13,640
Aggregate intrinsic value, Expected to vest	$ 8,475